Eaton Vance

Richard Bernstein All Asset Strategy Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 33.9%

Security	Shares	Value
Aerospace & Defense — 0.0%(1)
Thales S.A.	3,710	$283,974

		$283,974

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	6,472	$525,073
DSV PANALPINA A/S	4,672	495,225
Expeditors International of Washington, Inc.	6,652	508,013

		$1,528,311

Automobiles — 0.2%
Tesla, Inc.(2)	857	$715,595
Volkswagen AG, PFC Shares	4,383	648,992

		$1,364,587

Banks — 0.7%
Bank of America Corp.	48,002	$1,157,808
JPMorgan Chase & Co.	19,284	1,876,526
PNC Financial Services Group, Inc. (The)	4,805	547,962
Sumitomo Mitsui Financial Group, Inc.	19,000	551,424
U.S. Bancorp	13,983	497,236

		$4,630,956

Beverages — 0.6%
Brown-Forman Corp., Class B	7,401	$487,948
Coca-Cola Co. (The)	31,206	1,456,696
PepsiCo, Inc.	14,193	1,867,089

		$3,811,733

Biotechnology — 0.7%
Amgen, Inc.	5,732	$1,316,640
Biogen, Inc.(2)	3,379	1,037,657
CSL, Ltd.	6,121	1,133,571
Gilead Sciences, Inc.	15,670	1,219,596

		$4,707,464

Building Products — 0.2%
Daikin Industries, Ltd.	3,700	$544,807
Kingspan Group PLC	8,400	518,636
Simpson Manufacturing Co., Inc.	7,506	600,931

		$1,664,374

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)	20,065	$745,816
BlackRock, Inc.	2,251	1,189,969
CME Group, Inc.	2,642	482,429
FactSet Research Systems, Inc.	2,663	818,899

Security	Shares	Value
Northern Trust Corp.	8,047	$635,794
Partners Group Holding AG	553	460,690
T. Rowe Price Group, Inc.	4,519	546,347

		$4,879,944

Chemicals — 0.9%
Air Liquide S.A.	3,572	$485,720
Air Products and Chemicals, Inc.	1,947	470,493
Akzo Nobel NV	11,053	907,648
Ecolab, Inc.	4,004	851,170
Givaudan S.A.	392	1,411,622
Sherwin-Williams Co. (The)	2,277	1,352,196
Sika AG	3,424	588,209

		$6,067,058

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	9,542	$382,634
Securitas AB, Class B(2)	26,897	359,101

		$741,735

Communications Equipment — 0.2%
Cisco Systems, Inc.	23,755	$1,135,964

		$1,135,964

Construction & Engineering — 0.1%
Eiffage S.A.(2)	4,734	$432,145

		$432,145

Consumer Finance — 0.2%
Aeon Financial Service Co., Ltd.	49,200	$555,199
American Express Co.	8,303	789,366

		$1,344,565

Containers & Packaging — 0.3%
Ball Corp.	15,656	$1,115,647
SIG Combibloc Group AG	37,618	633,106

		$1,748,753

Diversified Consumer Services — 0.2%
TAL Education Group ADR(2)	26,730	$1,509,176

		$1,509,176

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(2)	6,182	$1,147,256

		$1,147,256

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	42,841	$1,322,073
Elisa Oyj	8,337	519,501
Verizon Communications, Inc.	10,781	618,614

		$2,460,188

Security	Shares	Value
Electric Utilities — 1.3%
Alliant Energy Corp.	19,675	$971,158
Enel SpA	127,008	981,991
Eversource Energy	12,913	1,080,818
Iberdrola S.A.	75,583	818,373
IDACORP, Inc.	6,033	562,457
NextEra Energy, Inc.	9,145	2,337,096
Red Electrica Corp. S.A.	58,686	1,033,352
SSE PLC	43,580	669,829

		$8,455,074

Electrical Equipment — 0.2%
AMETEK, Inc.	6,028	$552,828
Eaton Corp. PLC	5,895	500,486
Emerson Electric Co.	9,012	549,912

		$1,603,226

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	6,196	$598,286
Canon Marketing Japan, Inc.	24,600	501,708
Hexagon AB, Class B(2)	8,242	457,121

		$1,557,115

Energy Equipment & Services — 0.5%
Halliburton Co.	134,623	$1,581,820
TechnipFMC PLC	129,159	955,777
Tenaris S.A.	167,499	1,054,119

		$3,591,716

Entertainment — 0.1%
Activision Blizzard, Inc.	7,889	$567,850

		$567,850

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,174	$1,904,494
George Weston, Ltd.	4,255	307,370
Kroger Co. (The)	15,329	500,032
Loblaw Cos., Ltd.	18,837	932,513
Tsuruha Holdings, Inc.	9,300	1,376,938
Walmart, Inc.	11,191	1,388,355

		$6,409,702

Food Products — 1.9%
AAK AB(2)	65,737	$1,202,725
Archer-Daniels-Midland Co.	19,445	764,383
Calbee, Inc.	26,000	752,861
General Mills, Inc.	21,761	1,371,813
Hershey Co. (The)	7,237	981,916
Hormel Foods Corp.	19,391	946,862
JM Smucker Co. (The)	8,389	955,759
Kellogg Co.	14,159	924,724
McCormick & Co., Inc.	6,581	1,152,728

Security	Shares	Value
Nestle S.A.	16,445	$1,785,549
Nisshin Seifun Group, Inc.	42,500	663,341
Saputo, Inc.	23,295	572,372
Tyson Foods, Inc., Class A	6,811	418,468

		$12,493,501

Gas Utilities — 0.4%
Enagas S.A.	29,151	$657,055
Naturgy Energy Group S.A.	49,837	929,392
Rubis SCA	24,999	1,198,058

		$2,784,505

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	21,145	$2,007,083
Alcon, Inc.(2)	13,217	855,612
Becton, Dickinson and Co.	5,034	1,243,045
Cooper Cos., Inc. (The)	2,747	870,744
Danaher Corp.	11,898	1,982,326
DENTSPLY SIRONA, Inc.	7,813	363,461
Edwards Lifesciences Corp.(2)	2,325	522,474
Fisher & Paykel Healthcare Corp., Ltd.	71,644	1,335,769
IDEXX Laboratories, Inc.(2)	1,878	580,077
Intuitive Surgical, Inc.(2)	2,089	1,211,683
Medtronic PLC	8,998	887,023
ResMed, Inc.	3,683	592,300
Stryker Corp.	3,160	618,507
West Pharmaceutical Services, Inc.	8,370	1,808,255

		$14,878,359

Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	17,798	$973,373
Cigna Corp.	6,836	1,348,880
CVS Health Corp.	20,344	1,333,956
Henry Schein, Inc.(2)	10,993	667,495
Humana, Inc.	1,365	560,537
McKesson Corp.	3,555	564,072
Quest Diagnostics, Inc.	9,864	1,166,714
Ramsay Health Care, Ltd.	35,071	1,640,145
Ryman Healthcare, Ltd.	167,431	1,262,518
UnitedHealth Group, Inc.	9,590	2,923,511

		$12,441,201

Health Care Technology — 0.2%
Cerner Corp.	15,697	$1,144,311

		$1,144,311

Hotels, Restaurants & Leisure — 0.2%
La Francaise des Jeux SAEM(3)	20,657	$708,280
McDonald’s Corp.	3,770	702,426

		$1,410,706

Security	Shares	Value
Household Durables — 0.1%
D.R. Horton, Inc.	12,370	$684,061

		$684,061

Household Products — 1.1%
Church & Dwight Co., Inc.	12,066	$905,795
Clorox Co. (The)	6,050	1,247,812
Colgate-Palmolive Co.	16,141	1,167,479
Henkel AG & Co. KGaA	15,069	1,211,877
Kimberly-Clark Corp.	4,432	626,862
Procter & Gamble Co. (The)	11,951	1,385,360
Reckitt Benckiser Group PLC	10,759	963,645

		$7,508,830

Industrial Conglomerates — 0.2%
3M Co.	5,247	$820,841
Smiths Group PLC	32,780	534,466

		$1,355,307

Insurance — 1.2%
Aflac, Inc.	17,242	$628,816
Allianz SE	3,269	592,461
Aon PLC, Class A	7,732	1,522,817
Arthur J. Gallagher & Co.	6,437	606,880
AXA S.A.	19,916	365,437
Dai-ichi Life Holdings, Inc.	38,000	498,510
Markel Corp.(2)	483	433,454
Marsh & McLennan Cos., Inc.	12,079	1,279,407
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	407,962
NN Group NV	17,829	547,262
Swiss Life Holding AG	2,805	994,257
Tokio Marine Holdings, Inc.(4)	10,300	446,915

		$8,324,178

Interactive Media & Services — 1.6%
Alphabet, Inc., Class A(2)	1,800	$2,580,336
Alphabet, Inc., Class C(2)	1,852	2,646,360
Autohome, Inc. ADR	13,140	1,010,860
Facebook, Inc., Class A(2)	14,272	3,212,484
Tencent Holdings, Ltd.	26,600	1,440,546

		$10,890,586

Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding, Ltd. ADR(2)	8,300	$1,721,337
Amazon.com, Inc.(2)	2,403	5,869,015

		$7,590,352

IT Services — 1.5%
Amdocs, Ltd.	8,111	$504,991
Atos SE(2)	5,537	421,415
Automatic Data Processing, Inc.	9,732	1,425,641
Broadridge Financial Solutions, Inc.	4,673	565,900

Security	Shares	Value
Cognizant Technology Solutions Corp., Class A	9,586	$508,058
Fidelity National Information Services, Inc.	6,569	911,974
Fiserv, Inc.(2)	4,882	521,251
Mastercard, Inc., Class A	2,446	735,977
Nexi SpA(2)(3)	39,711	656,024
Otsuka Corp.	11,400	552,061
Shopify, Inc., Class A(2)	1,247	946,419
Sopra Steria Group	4,293	509,473
TIS, Inc.	27,100	576,047
Visa, Inc., Class A	7,382	1,441,262

		$10,276,493

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(2)	3,255	$1,181,728
Mettler-Toledo International, Inc.(2)	1,196	950,820
PerkinElmer, Inc.	10,625	1,067,494
Thermo Fisher Scientific, Inc.	6,244	2,180,342

		$5,380,384

Machinery — 0.1%
PACCAR, Inc.	8,381	$619,021
Traton SE(2)	20,857	351,799

		$970,820

Media — 0.1%
Fuji Media Holdings, Inc.	48,400	$486,403

		$486,403

Metals & Mining — 0.1%
Boliden AB	25,829	$564,399

		$564,399

Multi-Utilities — 0.8%
CMS Energy Corp.	16,773	$982,562
DTE Energy Co.	7,442	800,536
NorthWestern Corp.	23,698	1,424,724
Suez(4)	69,637	794,003
WEC Energy Group, Inc.	17,624	1,616,649

		$5,618,474

Multiline Retail — 0.2%
Dollar General Corp.	2,807	$537,569
Dollarama, Inc.	16,364	554,796
Pan Pacific International Holdings Corp.	25,800	520,244

		$1,612,609

Oil, Gas & Consumable Fuels — 1.4%
ConocoPhillips	31,867	$1,344,150
Hess Corp.	27,154	1,289,000
Occidental Petroleum Corp.	71,150	921,393
Pioneer Natural Resources Co.	14,057	1,287,621
Repsol S.A.	121,410	1,143,084

Security	Shares	Value
Suncor Energy, Inc.	66,738	$1,147,321
TC Energy Corp.	22,945	1,034,054
World Fuel Services Corp.	39,169	998,026

		$9,164,649

Personal Products — 0.6%
Beiersdorf AG	8,756	$919,722
Kose Corp.	5,400	680,033
Unilever NV	25,498	1,317,684
Unilever PLC	17,493	939,262

		$3,856,701

Pharmaceuticals — 1.8%
Bayer AG	6,498	$444,200
Bristol-Myers Squibb Co.	8,348	498,543
Eli Lilly & Co.	5,860	896,287
Johnson & Johnson	15,548	2,312,765
Merck & Co., Inc.	8,604	694,515
Novo Nordisk A/S, Class B	29,536	1,934,745
Pfizer, Inc.	52,564	2,007,419
Roche Holding AG PC	6,578	2,283,365
Sanofi	11,110	1,086,722

		$12,158,561

Professional Services — 0.1%
AF Poyry AB(2)	19,925	$428,425

		$428,425

Road & Rail — 0.2%
Central Japan Railway Co.	2,900	$497,007
CSX Corp.	10,254	733,982

		$1,230,989

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	9,778	$549,328
ASML Holding NV	1,735	568,351
Intel Corp.	28,347	1,783,877
NVIDIA Corp.	3,379	1,199,612
QUALCOMM, Inc.	6,460	522,485

		$4,623,653

Software — 1.9%
Adobe, Inc.(2)	1,526	$589,952
ANSYS, Inc.(2)	1,943	549,869
Constellation Software, Inc.	516	586,561
Microsoft Corp.	41,766	7,653,620
Oracle Corp.	13,008	699,440
Pegasystems, Inc.	10,142	964,707
Tyler Technologies, Inc.(2)	2,255	846,324
VMware, Inc., Class A(2)(4)	3,756	586,950

		$12,477,423

Security	Shares	Value
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,683	$652,435
Home Depot, Inc. (The)	3,993	992,181
Industria de Diseno Textil S.A.	17,060	475,180

		$2,119,796

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	25,609	$8,142,125

		$8,142,125

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	6,191	$610,309

		$610,309

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$811,655

		$811,655

Trading Companies & Distributors — 0.5%
Brenntag AG	10,953	$582,737
Bunzl PLC	17,838	417,472
Fastenal Co.	14,534	599,673
HD Supply Holdings, Inc.(2)	15,467	490,459
Indutrade AB(2)	14,305	548,288
Mitsui & Co., Ltd.	34,500	524,645

		$3,163,274

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	12,500	$570,947
T-Mobile US, Inc.(2)	6,064	606,642

		$1,177,589

Total Common Stocks (identified cost $180,462,440)		$228,023,494

U.S. Treasury Obligations — 19.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.25%, 3/31/21	$18,270	$18,430,677
1.375%, 4/30/21	12,697	12,833,733
1.75%, 5/31/22	8,221	8,480,154
1.75%, 7/15/22	6,036	6,237,976
1.875%, 4/30/22(4)	11,476	11,850,521
1.875%, 7/31/22	3,662	3,796,336
2.125%, 8/31/20	4,350	4,371,454
2.125%, 1/31/21	9,109	9,226,040
2.125%, 8/15/21(4)	9,134	9,345,733
2.125%, 5/15/22	7,664	7,956,419

Security	Principal Amount (000’s omitted)	Value
2.25%, 4/30/21	$16,703	$17,017,792
2.50%, 2/15/22	6,173	6,418,319
2.625%, 7/15/21	6,010	6,173,162
2.75%, 8/15/21	8,988	9,265,715

Total U.S. Treasury Obligations (identified cost $128,971,716)		$131,404,031

Exchange-Traded Funds (5) — 41.8%

Security	Shares	Value
Equity Funds — 4.6%
iShares MSCI China ETF(4)	509,791	$31,097,251

		$31,097,251

Fixed Income Funds — 35.5%
First Trust Low Duration Opportunities ETF	1,673,828	$86,453,216
Schwab U.S. TIPS ETF	2,561,118	152,027,965

		$238,481,181

Short-Term Fixed Income Funds — 1.7%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,015,631

		$11,015,631

Total Exchange-Traded Funds (identified cost $276,796,469)		$280,594,063

Short-Term Investments — 5.2%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.31%(6)	30,712,016	$30,712,016
State Street Navigator Securities Lending Government Money Market Portfolio, 0.15%(7)	4,387,130	4,387,130

Total Short-Term Investments (identified cost $35,101,312)		$35,099,146

Total Investments — 100.5% (identified cost $621,331,937)		$675,120,734

Other Assets, Less Liabilities — (0.5)%		$(3,036,948)

Net Assets — 100.0%		$672,083,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2020, the aggregate value of these securities is $1,364,304 or 0.2% of the Fund’s net assets.

(4)

All or a portion of this security was on loan at May 31, 2020. The aggregate market value of securities on loan at May 31, 2020 was $49,249,607 and the total market value of the collateral received by the Fund was $49,540,340, comprised of cash of $4,387,130 and U.S. government and/or agencies securities of $45,153,210.

(5)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2020.

(7)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	48.1%	$323,536,248
Japan	1.5	10,299,090
Switzerland	1.3	9,012,410
France	0.9	6,285,227
Canada	0.9	6,081,406
United Kingdom	0.9	5,798,135
China	0.8	5,681,919
Germany	0.8	5,159,750
Spain	0.8	5,056,436
Sweden	0.5	3,560,059
Australia	0.4	2,773,716
New Zealand	0.4	2,598,287
Denmark	0.4	2,429,970
Netherlands	0.3	2,023,261
Italy	0.2	1,638,015
Luxembourg	0.2	1,054,119
Ireland	0.2	1,019,122
Finland	0.1	519,501
Exchange-Traded Funds	41.8	280,594,063

Total Investments	100.5%	$675,120,734

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at May 31, 2020.

At May 31, 2020, the value of the Fund’s investment in affiliated funds was $30,712,016, which represents 4.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$36,525,578	$226,428,074	$(232,253,584)	$10,718	$1,230	$30,712,016	$244,376	30,712,016

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$12,565,219	$3,017,397		$—	$15,582,616
Consumer Discretionary	14,548,900	2,352,696		—	16,901,596
Consumer Staples	23,078,485	11,813,637		—	34,892,122
Energy	10,559,162	2,197,203		—	12,756,365
Financials	14,906,782	5,420,117		—	20,326,899
Health Care	38,733,633	11,976,647		—	50,710,280
Industrials	6,883,853	6,518,727		—	13,402,580
Information Technology	33,970,573	4,242,200		—	38,212,773
Materials	3,789,506	4,590,704		—	8,380,210
Utilities	9,776,000	7,082,053		—	16,858,053
Total Common Stocks	$168,812,113	$59,211,381	*	$—	$228,023,494
U.S. Treasury Obligations	$—	$131,404,031		$—	$131,404,031
Exchange-Traded Funds	280,594,063	—		—	280,594,063
Short-Term Investments	4,387,130	30,712,016		—	35,099,146
Total Investments	$453,793,306	$221,327,428		$—	$675,120,734

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.